Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III

Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

	Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023
Weighted average fair value	$0.64		$0.65
Exercise price	$4.00		$4.00
Weighted average share price	$3.41		$3.55
Expected volatility	45.83%		45.32%
Expected life	1.65	years	1.55	years
Risk free rate	3.00%		2.37%
Expected dividends	—		—

Summary of capital reserve related to stock options and restricted stock awards

	Year ended June 30,
(in € thousands)	2023	2024

Classified within capital reserve (beginning of year)	128,628	158,453
Expense related to:	29,825	17,137
Share Options (Alignment Grant)	27,541	13,351
Restricted Shares	342	581
Restricted Share Units	1,914	2,292
Employee Share Purchase Program	28	18
Share Option (SO Award)	—	896
Classified within capital reserve (end of year)	158,453	175,591

Summary of number and weighted-average exercise prices of share options

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2022	6,407,675	8.36
forfeited	—	N/A
exercised	210,260	5.79
June 30, 2023	6,197,415	8.55

June 30, 2023	6,197,415	8.55
forfeited	134,325	7.84
exercised	—	N/A
June 30, 2024	6,063,090	8.57

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	—	—
forfeited	296,235	4.00
Granted	3,605,301	4.00
June 30, 2024	3,309,066	4.00

IPO Related One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of
arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	January 20, 2021	July 1, 2021	February 9, 2022	July 1, 2022	May 8, 2023	September 5, 2023	November 8, 2023
Number granted	15,384	7,393	22,880	11,467	67,264	11,478	149,147
Vesting conditions	The restricted shares vested in full on December 31, 2021.	The restricted shares vested in full on June 30, 2022.	The restricted shares vested in full on February 8, 2023.	The restricted shares vested in full on June 30, 2023	The restricted shares Units vested in full on May 8, 2024	The restricted shares Units are scheduled to vest in full on September 5, 2024	The restricted shares Units are scheduled to vest in full on November 8, 2024

Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of	Key Management Members
arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs	Non-market performance RSUs	Time-vesting RSUs	Non-market performance RSUs	Time-vesting RSUs	Non-market performance RSUs	Stock Options	Stock Options
Service commencement date	July 1, 2021	July 1, 2021	July 1, 2022	July 1, 2022	July 1, 2023	July 1, 2023	July 1, 2023	July 1, 2023
Grant date	July 1, 2021	July 1, 2021	July 1, 2022	July 1, 2022	November 8, 2023	November 8, 2023	November 8, 2023	December 15, 2023
Number granted	62,217	108,947	255,754	418,352	1,696,022	1,417,103	2,923,280	682,021
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date